Borrowings, Movements on Groups Loans (Details) - USD ($) $ in Thousands	12 Months Ended		18 Months Ended
	Apr. 30, 2017	Apr. 30, 2016	Oct. 31, 2018
Borrowings, movements on groups loans [Abstract]
Borrowings			$ 1,561,536
Draw downs	$ 180,000	$ 245,000	1,043,815
Repayments	(372,062)	(157,750)	(252,936)
Borrowings	1,561,536		$ 4,845,880
Bottom of Range [Member]
Borrowings, movements on groups loans [Abstract]
Facility arrangement costs and debt discounts amortization period			3 years
Top of Range [Member]
Borrowings, movements on groups loans [Abstract]
Facility arrangement costs and debt discounts amortization period			6 years
Bank Loan Secured [Member]
Borrowings, movements on groups loans [Abstract]
Borrowings	1,787,250		$ 1,595,188
Acquisitions			2,600,000
Draw downs	180,000		1,043,815
Repayments	(372,062)		(252,936)
Foreign exchange			10,846
Transfer	0
Borrowings	1,595,188	1,787,250	4,996,913
Term Loan B-2 [Member]
Borrowings, movements on groups loans [Abstract]
Borrowings	0		1,515,188
Acquisitions			0
Draw downs	0		0
Repayments	0		(11,364)
Foreign exchange			0
Transfer	1,515,188
Borrowings	1,515,188	0	1,503,824
Term loan B [Member]
Borrowings, movements on groups loans [Abstract]
Borrowings	1,112,250		0
Acquisitions			0
Draw downs	0		0
Repayments	(9,562)		0
Foreign exchange			0
Transfer	(1,102,688)
Borrowings	0	1,112,250	0
Term Loan C [Member]
Borrowings, movements on groups loans [Abstract]
Borrowings	450,000		0
Acquisitions			0
Draw downs	0		0
Repayments	(37,500)		0
Foreign exchange			0
Transfer	(412,500)
Borrowings	0	450,000	0
Term Loan B-3 [Member]
Borrowings, movements on groups loans [Abstract]
Borrowings	0		0
Acquisitions			0
Draw downs	0		385,000
Repayments	0		(2,888)
Foreign exchange			0
Transfer	0
Borrowings	0	0	382,112
Seattle Spinco Term Loan B [Member]
Borrowings, movements on groups loans [Abstract]
Borrowings	0		0
Acquisitions			2,600,000
Draw downs	0		0
Repayments	0		(19,500)
Foreign exchange			0
Transfer	0
Borrowings	0	0	2,580,500
Euro Term Loan B [Member]
Borrowings, movements on groups loans [Abstract]
Borrowings	0		0
Acquisitions			0
Draw downs	0		523,815
Repayments	0		(4,184)
Foreign exchange			10,846
Transfer	0
Borrowings	0	0	530,477
Revolving Facility [Member]
Borrowings, movements on groups loans [Abstract]
Borrowings	225,000		80,000
Acquisitions			0
Draw downs	180,000		135,000
Repayments	(325,000)		(215,000)
Foreign exchange			0
Transfer	0
Borrowings	$ 80,000	$ 225,000	$ 0